Borrowings - Additional Information (Detail) € in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Dec. 31, 2025 EUR (€) Numbers	Jul. 16, 2025 EUR (€)	Jun. 24, 2025 EUR (€)	Jun. 14, 2022 EUR (€)	Jun. 22, 2021 EUR (€)	Dec. 31, 2025 EUR (€) Numbers	Jul. 31, 2020 EUR (€)	Dec. 31, 2025 EUR (€) Numbers	Dec. 31, 2024 EUR (€)	Dec. 31, 2021	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2025 USD ($) Numbers	Jul. 16, 2025 USD ($)	Dec. 23, 2024	Sep. 06, 2024 EUR (€)	Jun. 14, 2024 EUR (€)	Jun. 14, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Dec. 16, 2022 EUR (€)
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,155.0					€ 1,155.0		€ 1,155.0	€ 10.0
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,150.0					5,150.0		5,150.0	4,510.0
European medium-term note programme [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maximum aggregate amount	5,500.0					5,500.0		5,500.0
Borrowings	4,440.0					4,440.0		€ 4,440.0	€ 3,440.0
European medium-term note programme [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity								2026
European medium-term note programme [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity								2054
German Bond of EUR 400 million (2025/2026) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity												18 June 2024
Notional amount	400.0					400.0		€ 400.0				€ 400.0
German Bond of EUR 400 million (2025/2026) [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount												€ 150.0
Borrowings, interest rate												0.80%
German Bond of EUR 400 million (2025/2026) [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount												€ 250.0
Borrowings, interest rate												1.71%
Eurobond Six Hundred Fifty Million 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity					22 March 2026
Notional amount	650.0				€ 150.0	650.0		€ 650.0				€ 500.0
Debt instrument issue price as percentage of nominal					106.665%
Borrowings term period								8
Eurobond Six Hundred Fifty Million 2026 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.625%
Eurobond Five Hundred Million 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity											4 November 2027
Notional amount	500.0					500.0		€ 500.0			€ 500.0
Borrowings term period								8
Eurobond Five Hundred Million 2027 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											0.875%
Private Placement One Hundred Fourty Million 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	140.0					140.0		€ 140.0								€ 140.0
Borrowings term period								15
Private Placement One Hundred Fourty Million 2027 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																4.00%
Private Placement One Hundred Fourty Million 2027 [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity																31 May 2012
Eurobond Four Hundred Million 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity							2 July 2028
Notional amount	400.0					400.0	€ 400.0	€ 400.0
Borrowings term period								8
Eurobond Four Hundred Million 2028 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							2.00%
Eurobond Seven Hundred Fifty Million 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity				14 January 2029
Notional amount	750.0			€ 750.0		750.0		€ 750.0
Borrowings term period								7
Eurobond Seven Hundred Fifty Million 2029 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.50%
Eurobond Five Hundred Million 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			24 June 2030
Notional amount	500.0		€ 500.0			500.0		€ 500.0
Borrowings term period								5
Eurobond Five Hundred Million 2030 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.125%
Eurobond Five Hundred Million 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			24 June 2033
Notional amount	500.0		€ 500.0			500.0		€ 500.0
Borrowings term period								8
Eurobond Five Hundred Million 2033 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.875%
Eurobond Fifty Million 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity																12 November 2032
Notional amount	50.0					50.0		€ 50.0								€ 50.0
Borrowings, interest rate																4.00%
144A Bond USD 250 Million 2043 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity															4 April 2043
Notional amount	250.0					250.0		€ 250.0							$ 250.0
Borrowings, interest rate															5.30%
Borrowings term period								30
144A Bond USD 500 Million 2044 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity														25 March 2044
Notional amount	€ 500.0					€ 500.0		€ 500.0						$ 500.0
Borrowings, interest rate														5.30%
Borrowings term period								30
Syndicated loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity									26 June 2028
Number of banks in syndicate | Numbers	19					19		19									19
Revolving credit facility commitment amount	€ 1,200.0					€ 1,200.0		€ 1,200.0
Borrowings, adjustment to interest rate basis	80.00%					80.00%		80.00%									80.00%
Borrowings term period								5
Syndicated loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity										26 June 2025
Syndicated loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity										26 June 2026
European Investment Bank (‘EIB') Financing Facility EUR 300 million (2029) [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 300.0					€ 300.0		€ 300.0
Borrowings, interest rate																								0.867%
Carrying amount of borrowings																								€ 300.0
LuxGovSat Credit Facility EUR 115 million [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings													€ 33.0
Borrowings, maturity													1 December 2027
Notional amount	115.0					115.0		115.0					€ 115.0
Borrowings, interest rate													3.30%
European Commercial Paper programme [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0					€ 0.0		0.0	€ 0.0
Commercial Paper Programme Limit																€ 1,000.0
Deeply Subordinated Fixed Rate Resettable Securities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				6.00%
Debt instrument issue price as percentage of nominal																				99.473%
Nominal Amount Of Hybrid Bond Issued																				€ 1,000.0
Deeply Subordinated Fixed Rate Resettable Securities [Member] | Hybrid Bond Offering 2024 Tranche NC 5Point25 [Member]
Disclosure of detailed information about borrowings [line items]
Nominal Amount Of Hybrid Bond Issued																				500.0
Deeply Subordinated Fixed Rate Resettable Securities [Member] | Hybrid Bond Offering 2024 Tranche NC 8 [Member]
Disclosure of detailed information about borrowings [line items]
Nominal Amount Of Hybrid Bond Issued																				€ 500.0
Deeply Subordinated Fixed Rate Resettable Securities [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				5.50%
Fixed Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity						2031
Notional amount	€ 33.5					€ 33.5		€ 33.5
Fixed Term Loan [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.15%					3.15%		3.15%									3.15%
Floating Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $																	$ 23.5
Borrowings, maturity	2030
Notional amount | $																	$ 28.1
Floating Term Loan Facility [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.20%					2.20%		2.20%									2.20%
Term Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		15 June 2029
Carrying amount of borrowings		€ 862.0																$ 1,000.0
Term Loan Agreement [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.125%																2.125%
Bridge Facility Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Bridge Facility Commitment Amount																							€ 3,000.0
Term Loan Agreement Facility Amount																					€ 963.0	$ 1,000.0
Cancelled Borrowing Facility Amount			€ 1,079.0																		€ 930.0
Bridge Facility Agreement [Member] | Hybrid Financing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			1,000.0
Bridge Facility Agreement [Member] | EMTN Bond Issued 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 1,000.0
European Investment Bank Financing Facility EUR 25 million [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0.0					€ 0.0		€ 0.0
Borrowings, adjustment to interest rate basis																			0.475%
European Investment Bank Financing Facility EUR 125 million [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0.0					€ 0.0		0.0
Borrowings, adjustment to interest rate basis																			0.47%
Intelsats Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings								€ 2,631.0